Acquisitions, disposals and discontinued operations - Rocketbank and SOVEST disposal (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations
Revenue	₽ 51,502	₽ 41,135	₽ 40,622
Operating costs and expenses:	(32,914)	(29,130)	(26,558)
Cost of revenue (exclusive of items shown separately below)	(17,365)	(18,022)	(16,494)
Selling, general and administrative expenses	(3,767)	(3,228)	(2,733)
Personnel expenses	(8,269)	(6,390)	(6,108)
Depreciation and amortization	(1,085)	(1,130)	(1,101)
Credit loss (expense)/income	(2,381)	(336)	(90)
Impairment of non-current assets	(47)	(24)	(32)
Profit from operations	18,588	12,005	14,064
Foreign exchange gain and loss, net	(650)	(29)	(199)
Profit (loss) before tax	₽ 18,184	₽ 20,616	14,365
Net loss from discontinued operations			(2,308)
Discontinued operations
Discontinued operations
Revenue			2,614
Operating costs and expenses:			(4,355)
Cost of revenue (exclusive of items shown separately below)			(764)
Selling, general and administrative expenses			(762)
Personnel expenses			(1,782)
Depreciation and amortization			(165)
Credit loss (expense)/income			(780)
Impairment of non-current assets			(102)
Profit from operations			(1,741)
Loss from sale of Sovest loans' portfolio			(712)
Foreign exchange gain and loss, net			(25)
Interest income and expenses, net			(31)
Profit (loss) before tax			(2,509)
Income tax benefit			201
Net loss from discontinued operations			₽ (2,308)
Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			₽ (37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			₽ (36.98)
Rocketbank
Discontinued operations
Revenue			₽ 1,151
Operating costs and expenses:			(2,065)
Cost of revenue (exclusive of items shown separately below)			(604)
Selling, general and administrative expenses			(338)
Personnel expenses			(986)
Depreciation and amortization			(111)
Credit loss (expense)/income			8
Impairment of non-current assets			(34)
Profit from operations			(914)
Foreign exchange gain and loss, net			(25)
Interest income and expenses, net			(25)
Profit (loss) before tax			(964)
Income tax benefit			138
Net loss from discontinued operations			(826)
SOVEST
Discontinued operations
Revenue			1,463
Operating costs and expenses:			(2,290)
Cost of revenue (exclusive of items shown separately below)			(160)
Selling, general and administrative expenses			(424)
Personnel expenses			(796)
Depreciation and amortization			(54)
Credit loss (expense)/income			(788)
Impairment of non-current assets			(68)
Profit from operations			(827)
Loss from sale of Sovest loans' portfolio			(712)
Interest income and expenses, net			(6)
Profit (loss) before tax			(1,545)
Income tax benefit			63
Net loss from discontinued operations			₽ (1,482)